INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intengible assets
	December 31,	December 31,
	2022	2021
Online course and software copyrights	$633,300	-
Less: accumulated amortization	(210,028)	-
Intangible asset, net	$423,272	-

Schedule of estimated future amortization expense
Amortization
Twelve months ending December 31,	expense
Fiscal 2023	$63,330
Fiscal 2024	63,330
Fiscal 2025	63,330
Fiscal 2026	63,330
Fiscal 2027	62,720
Thereafter	107,232
Total	$423,272